Schedule of trade receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables, net	R$ 832	R$ 691
Current trade receivables	831	686
Trade receivables, noncurrent	1	5
Credit Card Companies [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	65	76
Credit Card Companies Related Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	15	15
Sales Vouchers [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	655	488
Private Label Credit Card [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	53	71
Receivables From Related Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	13	13
Receivables From Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	66	71
Estimated Loss On Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	R$ (35)	R$ (43)